21. Income tax and social contribution (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax And Social Contribution
Income (loss) before income tax and social contribution (Continued operations)		R$ 1,901	R$ (368)	R$ 83
Credit (expense) of Income tax and social contribution expense at the nominal rate		(542)	105	(28)
Tax penalties		(11)	(16)	(20)
Share of profit of associates		19	(2)	15
Interest on own capital	[1]	(78)	(4)	54
Tax benefits		12	6	15
Sendas spin-off		(74)
Other permanent differences		12	6	5
Effective income tax and social contribution expense		(662)	95	41
Credit (expense) income tax and social contribution expense for the year:
Current		(371)	249	(41)
Deferred		(291)	(154)	82
Credit (expense) income tax and social contribution expense		R$ (662)	R$ 95	R$ 41
Effective rate		34.82%	25.82%	(49.40%)

[1]	Effect of income tax on interest on own capital.